Provisions for Other Liabilities and Charges - Summary of Analysis of Provisions (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Current	£ 25	£ 27
Non-current	55	79
Total	80	106
Deferred consideration [member]
Disclosure of other provisions [line items]
Current	5	6
Non-current	40	50
Total	45	56
Property [member]
Disclosure of other provisions [line items]
Current	1	1
Non-current	2	3
Total	3	4
Disposals and closures [member]
Disclosure of other provisions [line items]
Current	11	8
Non-current		2
Total	11	10
Legal and other [member]
Disclosure of other provisions [line items]
Current	8	12
Non-current	13	24
Total	£ 21	£ 36